Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ 512,599	$ 359,188	$ (41,455)
Adjustments to reconcile net income to net cash provided by operating activities, net of effects of businesses acquired:
Depreciation and amortization	214,931	205,014	231,458
Non-cash impairments	0	1,432	144,830
Amortization of debt discount and issuance costs	32,294	42,318	40,763
Share-based compensation expense	38,391	40,936	65,893
Deferred tax benefit	(5,288)	(6,706)	(55,362)
Loss (Gain) on marketable securities	6,550	(1,992)	2,867
Gain on sale of investment	(36,086)	(121,813)	0
Reversals of contingent consideration	0	0	(10,433)
Other items, net including fair value changes in derivatives	5,622	11,696	(3,394)
Net changes in operating assets and liabilities:
Accounts receivable	(7,402)	(14,711)	(39,578)
Inventories	(81,803)	(107,573)	(30,028)
Prepaid expenses and other current assets	13,918	1,061	18,626
Other long-term assets	1,400	316	(1,406)
Accounts payable	(5,975)	8,442	9,252
Accrued and other current liabilities	(71,681)	(22,141)	19,913
Income taxes	(12,832)	4,682	(6,782)
Other long-term liabilities	34,363	57,657	(14,321)
Net cash provided by operating activities	639,001	457,806	330,843
Cash flows from investing activities:
Purchases of property, plant and equipment	(189,904)	(132,787)	(117,950)
Purchases of intangible assets	(16,630)	(171,450)	(156,934)
Payments for (Proceeds from) Investments	(2,645)	25,638	(5,170)
Cash paid for acquisitions, net of cash acquired	0	(239,572)	(68,058)
Purchases of short-term investments	(397,650)	(49,770)	(293,959)
Proceeds from redemptions of short-term investments	359,560	181,223	396,098
Proceeds from divestiture	0	1,845	1,000
Cash received (paid) for collateral asset	44,900	(53,417)	22,685
Other investing activities	(57)	(4,991)	10
Net cash used in investing activities	(202,426)	(443,281)	(222,278)
Cash flows from financing activities:
Proceeds from short-term debt	0	59,345	0
Repayment of short-term debt	0	(58,705)	0
Proceeds from long-term debt, net of issuance costs	0	497,646	0
Repayment of long-term debt	(41,345)	(296,400)	(506,400)
Payment for termination of warrants	0	(174,627)	0
Payment of intrinsic value of cash convertible notes	0	(237,438)	(133,763)
Proceeds from exercise of call option related to cash convertible notes	0	239,836	134,737
Purchase of treasury shares	(99,987)	(63,995)	(74,450)
Proceeds from issuance of common shares	7,919	7,662	2,075
Tax withholding related to vesting of stock awards	(23,574)	(13,841)	(49,998)
Other financing activities	6,621	(9,610)	(11,281)
Net cash used in financing activities	(150,366)	(50,127)	(639,080)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(3,677)	4,196	826
Net increase (decrease) in cash, cash equivalents and restricted cash	282,532	(31,406)	(529,689)
Cash, cash equivalents and restricted cash, beginning of period	597,984	629,390	1,159,079	$ 1,159,079
Cash, cash equivalents and restricted cash, end of period	880,516	597,984	629,390	$ 880,516
Supplemental cash flow disclosures:
Cash paid for interest	21,588	25,351	29,721
Cash paid for income taxes, net of refunds	102,083	42,572	41,474
Supplemental disclosure of non-cash investing activities:
Equity securities acquired in non-monetary exchange	35,705	122,368	657
Intangible asset received in exchange for note receivable	$ 14,989	$ 0	$ 0